Exploration and Evaluation Assets (Details Narrative) $ in Thousands	9 Months Ended
Sep. 30, 2026 CAD ($) ft² integer shares
La Preciosa, Mexico [Member]
Statement [Line Items]
Area of exploitation concessions	1,284.7
Durango, Mexico [Member] | Avino Mine Area Property [Member] | 1 Concessions [Member]
Statement [Line Items]
Area of exploitation concessions	98.83
Durango, Mexico [Member] | Avino Mine Area Property [Member] | 24 Concessions [Member]
Statement [Line Items]
Area of exploitation concessions	154.4
Number of exploitation concessions | integer	24
Unification La Platosa properties [Member] | Durango, Mexico [Member]
Statement [Line Items]
Description for exploration period	the Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years
Exploration and mining rights acquisition consideration transferred, shares | shares	135,189
Exploration and mining rights acquisition consideration transferred, Value | $	$ 250
Unification La Platosa properties [Member] | Durango, Mexico [Member] | Minerales [Member]
Statement [Line Items]
Description of royalty terms	The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes
Description for exclusive right acquisition under agreement	Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property. The purchase would be subject to a separate purchase agreement for the legal transfer of the property